Award Timing Disclosure	12 Months Ended
Nov. 30, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity awards, including SARs, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of SARs or other equity grant dates or for the purpose of affecting the value of executive compensation. Consistent with the Company’s practice, during fiscal year 2025 annual equity awards were granted in January to executive officers two business days after the release of earnings and approval at our regularly scheduled January Compensation and Human Capital Committee meeting except for employees that join the Company during the year for which those awards are granted on or about the employment commencement date. The meeting date, or a later date as determined by the Compensation and Human Capital Committee, is the effective grant date for the awards, and the exercise price is equal to the closing price of our common stock on the grant date. The number of award units granted is based on the target value and the 20-trading day average stock price leading up to the grant date. Beginning in 2025, the Company began to use a fixed ratio of three SARs to one RSU to determine the number of SARs to award. The Compensation and Human Capital Committee may also occasionally grant equity-based awards at other times to recognize, retain, or recruit executive officers.

Award Timing Method	Consistent with the Company’s practice, during fiscal year 2025 annual equity awards were granted in January to executive officers two business days after the release of earnings and approval at our regularly scheduled January Compensation and Human Capital Committee meeting except for employees that join the Company during the year for which those awards are granted on or about the employment commencement date. The meeting date, or a later date as determined by the Compensation and Human Capital Committee, is the effective grant date for the awards, and the exercise price is equal to the closing price of our common stock on the grant date. The number of award units granted is based on the target value and the 20-trading day average stock price leading up to the grant date. Beginning in 2025, the Company began to use a fixed ratio of three SARs to one RSU to determine the number of SARs to award. The Compensation and Human Capital Committee may also occasionally grant equity-based awards at other times to recognize, retain, or recruit executive officers.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Equity awards, including SARs, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of SARs or other equity grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false